Schedule VI - Insurance Operations	12 Months Ended
Dec. 31, 2017
Schedule III - Supplementary Insurance Information
Insurance Operations

Sirius International Insurance Group, Ltd.

Schedule VI

Insurance Operations

As at and for the years ended December 31, 2017, 2016, and 2015

Losses
						and	Losses
						loss	and
						expenses	loss
		Loss and	Unearned	Net Earned		incurred	expenses		Insurance
		Loss	Insurance	Insurance		related	incurred	Net paid	and
	Deferred	Adjustment	and	and	Net	to	related	losses	reinsurance	Net
	Acquisition	Expense	Reinsurance	Reinsurance	Investment	current	to prior	and loss	acquisition	premiums
Affiliation with registrant	Costs	Reserves	Premiums	Premiums	Income	year	year	expenses	costs	written
(Millions)
Consolidated Subsidiaries
2017	$120.9	$1,898.5	$506.8	$1,035.3	$56.8	$811.8	$(0.6)	$612.3	$197.2	$1,090.2
2016	84.7	1,620.1	398.0	890.1	56.2	583.0	(63.7)	548.3	210.3	938.1
2015	74.6	1,644.4	342.2	847.0	39.9	473.9	(51.2)	522.5	189.8	847.6